Acquisition (Details) $ in Thousands				1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2019 CNY (¥)	Mar. 01, 2019 CNY (¥)	Dec. 28, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)
Allocation of purchase price
Total revenues						¥ 1,208,845,000	$ 185,263	¥ 1,327,781,000	[1]	¥ 1,376,281,000	[1]
Net (loss)/income						¥ 365,279,000	$ 55,981	724,002,000		¥ (65,612,000)
Yitian Xindong
Business Acquisition [Line Items]
Non-controlling interest owned by other shareholders, (in percent)			74.50%
Yitian Xindong
Business Acquisition [Line Items]
Equity interest owned by the Group				25.50%						25.50%
Aggregate cost of acquisition				¥ 144,100,000						¥ 144,100,000
Yitian Xindong | Bingruixin
Business Acquisition [Line Items]
Equity interest owned by the Group				25.50%						25.50%
Aggregate cost of acquisition				¥ 144,100,000						¥ 144,100,000
Percentage of voting rights agreed to transfer under voting rights entrustment by way of call option				25.50%
Yitian Xindong
Business Acquisition [Line Items]
Equity interest owned by the Group		51.00%
Allocation of purchase price
Purchase consideration			¥ 144,100,000
Decrease in noncontrolling interest								124,200,000
Voting rights owned by the company, (in percent)		51.00%
Business acquisition, gain or loss recognized on remeasurement		¥ 0
Contingent returnable consideration to be received					¥ 170,600,000			¥ 170,600,000
Probability of successfully collecting the contingent returnable consideration								60.00%
Fair value of right to receive contingent returnable consideration					98,500,000			¥ 98,500,000
Yitian Xindong | Bingruixin
Allocation of purchase price
Percentage of equity interest acquired by way of call option exercised		25.50%
Purchase consideration		¥ 144,100,000
Tianbo
Business Acquisition [Line Items]
Equity interest owned by the Group	50.00%
Allocation of purchase price
Non-cash consideration	¥ 5,900,000
Fair value of previously held equity interest in Tianbo	17,012,000
Business acquisition, gain or loss recognized on remeasurement	¥ 500,000
Total revenues					248,500,000
Net (loss)/income					¥ 19,600,000

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):